Subsequent events - Summary of Principal Maturity Schedule (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 30, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
2022	$ 38,184		$ 31,793
2023	37,958		38,563
2024	22,666		22,652
2025	388,233		109,581
2026	79		75
Thereafter	160,892		104,031
First Financial Loan [Member]
Subsequent Event [Line Items]
2022	11,086		14,110
2023	15,291		15,890
2024	0
2025	0
2026	0
Thereafter	0
New A B L Credit Facility [Member]
Subsequent Event [Line Items]
2022	0
2023	0
2024	0
2025	0
2026	0
Thereafter	70,706
New Term Loan Credit Facility [Member]
Subsequent Event [Line Items]
2022	16,875
2023	22,500
2024	22,500
2025	388,125
2026	0
Thereafter	0
Other Indebtedness [Member]
Subsequent Event [Line Items]
2022	10,223		808
2023	167		173
2024	166		152
2025	108		101
2026	79		75
Thereafter	$ 386		$ 386
Subsequent Event [Member]
Subsequent Event [Line Items]
2022		$ 28,638
2023		38,563
2024		22,652
2025		388,226
2026		75
Thereafter		160,892
Subsequent Event [Member] | First Financial Loan [Member]
Subsequent Event [Line Items]
2022		11,627
2023		15,890
Subsequent Event [Member] | New A B L Credit Facility [Member]
Subsequent Event [Line Items]
Thereafter		70,706
Subsequent Event [Member] | New Term Loan Credit Facility [Member]
Subsequent Event [Line Items]
2022		16,875
2023		22,500
2024		22,500
2025		388,125
Subsequent Event [Member] | Backstop Note [Member]
Subsequent Event [Line Items]
Thereafter		22,000
Subsequent Event [Member] | Closing Date Note [Member]
Subsequent Event [Line Items]
Thereafter		22,000
Subsequent Event [Member] | Equify Bridge Loan [Member]
Subsequent Event [Line Items]
Thereafter		45,800
Subsequent Event [Member] | Other Indebtedness [Member]
Subsequent Event [Line Items]
2022		136
2023		173
2024		152
2025		101
2026		75
Thereafter		$ 386